STOCK OPTIONS - Disclosure of stock options outstanding and exercisable (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options, Outstanding | shares	2,503,750	4,675,000	7,770,000
Weighted average remaining contractual life (years), Outstanding	2 years 3 months 18 days
Weighted average exercise price, Outstanding	$ 0.75	$ 0.42	$ 0.41
Number of stock options, Exercisable | shares	558,750
Weighted average exercise price, Exercisable	$ 1.51
Exercise prices 0.27 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices	$ 0.27
Number of stock options, Outstanding | shares	300,000
Weighted average remaining contractual life (years), Outstanding	1 year 10 months 24 days
Weighted average exercise price, Outstanding	$ 0.27
Number of stock options, Exercisable | shares	75,000
Weighted average exercise price, Exercisable	$ 0.27
Exercise prices 0.35 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices	$ 0.35
Number of stock options, Outstanding | shares	75,000
Weighted average remaining contractual life (years), Outstanding	1 year 9 months 18 days
Weighted average exercise price, Outstanding	$ 0.35
Number of stock options, Exercisable | shares	0
Weighted average exercise price, Exercisable	$ 0
Exercise prices 0.40 to 0.45 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options, Outstanding | shares	1,518,750
Weighted average remaining contractual life (years), Outstanding	2 years 2 months 12 days
Weighted average exercise price, Outstanding	$ 0.41
Number of stock options, Exercisable | shares	266,250
Weighted average exercise price, Exercisable	$ 0.4
Exercise prices 0.40 to 0.45 [Member] | Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices	0.4
Exercise prices 0.40 to 0.45 [Member] | Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices	$ 0.45
Exercise prices 0.485 to 0.50 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options, Outstanding | shares	250,000
Weighted average remaining contractual life (years), Outstanding	3 years 2 months 12 days
Weighted average exercise price, Outstanding	$ 0.49
Number of stock options, Exercisable | shares	25,000
Weighted average exercise price, Exercisable	$ 0.49
Exercise prices 0.485 to 0.50 [Member] | Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices	0.485
Exercise prices 0.485 to 0.50 [Member] | Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices	$ 0.5
Exercise prices 0.64 to 0.65 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options, Outstanding | shares	160,000
Weighted average remaining contractual life (years), Outstanding	2 years
Weighted average exercise price, Outstanding	$ 0.64
Number of stock options, Exercisable | shares	80,000
Weighted average exercise price, Exercisable	$ 0.64
Exercise prices 0.64 to 0.65 [Member] | Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices	0.64
Exercise prices 0.64 to 0.65 [Member] | Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices	0.65
Exercise prices 1.51 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices	$ 1.51
Number of stock options, Outstanding | shares	50,000
Weighted average remaining contractual life (years), Outstanding	4 years
Weighted average exercise price, Outstanding	$ 1.51
Number of stock options, Exercisable | shares	12,500
Weighted average exercise price, Exercisable	$ 1.51
Exercise prices 4.48 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices	$ 4.48
Number of stock options, Outstanding | shares	50,000
Weighted average remaining contractual life (years), Outstanding	4 years 1 month 6 days
Weighted average exercise price, Outstanding	$ 4.48
Number of stock options, Exercisable | shares	0
Weighted average exercise price, Exercisable	$ 0
Exercise prices 6.34 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices	$ 6.34
Number of stock options, Outstanding | shares	100,000
Weighted average remaining contractual life (years), Outstanding	1 year 7 months 6 days
Weighted average exercise price, Outstanding	$ 6.34
Number of stock options, Exercisable | shares	100,000
Weighted average exercise price, Exercisable	$ 6.34